Other Assets (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets (Abstract)
Balance at beginning of period	$ 2,596,029	$ 2,100,277
Additions	642,825	943,325
Amortization	(941,733)	(447,573)	(1,502,521)
Balance at end of period	$ 2,297,121	$ 2,596,029	$ 2,100,277